Financial Instruments - Impact of Hedging On Equity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	$ (1,065)	$ (230)
Financial instruments – purchases	(270)	(126)
Change in fair value of financial instruments recognized in OCI	3,077	(2,175)
Amount reclassified from OCI to profit or loss	1,986	1,378
Foreign currency revaluation of the net foreign operations	(4,118)	(333)
Effects of changes in foreign exchange rates	121	42
Tax effect	(253)	379
Financial instruments designated as hedging instruments, at fair value, ending balance	(522)	(1,065)
Non-controlling interest
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(97)	(81)
Financial instruments – purchases	53	8
Change in fair value of financial instruments recognized in OCI	414	(58)
Amount reclassified from OCI to profit or loss	199	182
Foreign currency revaluation of the net foreign operations	(530)	(157)
Effects of changes in foreign exchange rates	16	0
Tax effect	(52)	9
Financial instruments designated as hedging instruments, at fair value, ending balance	3	(97)
Foreign exchange forward contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(208)	29
Financial instruments – purchases	(837)	(267)
Change in fair value of financial instruments recognized in OCI	0	0
Amount reclassified from OCI to profit or loss	286	(69)
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	7	0
Tax effect	163	99
Financial instruments designated as hedging instruments, at fair value, ending balance	(589)	(208)
Foreign currency option
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	0	17
Financial instruments – purchases	2	2
Change in fair value of financial instruments recognized in OCI	0	0
Amount reclassified from OCI to profit or loss	(2)	(26)
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	0	0
Tax effect	0	7
Financial instruments designated as hedging instruments, at fair value, ending balance	0	0
Cross-currency swaps
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(776)	48
Financial instruments – purchases	161	0
Change in fair value of financial instruments recognized in OCI	2,654	(2,083)
Amount reclassified from OCI to profit or loss	1,544	1,026
Foreign currency revaluation of the net foreign operations	(3,588)	(176)
Effects of changes in foreign exchange rates	92	30
Tax effect	(254)	379
Financial instruments designated as hedging instruments, at fair value, ending balance	(167)	(776)
Interest rate swaps
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(78)	(107)
Financial instruments – purchases	0	0
Change in fair value of financial instruments recognized in OCI	0	(37)
Amount reclassified from OCI to profit or loss	98	67
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	14	9
Tax effect	(33)	(10)
Financial instruments designated as hedging instruments, at fair value, ending balance	1	(78)
Treasury Lock contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	71	0
Financial instruments – purchases	0	102
Change in fair value of financial instruments recognized in OCI	0	0
Amount reclassified from OCI to profit or loss	(102)	0
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	0	0
Tax effect	31	(31)
Financial instruments designated as hedging instruments, at fair value, ending balance	0	71
Commodity Price contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	23	(136)
Financial instruments – purchases	351	29
Change in fair value of financial instruments recognized in OCI	9	3
Amount reclassified from OCI to profit or loss	(37)	198
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	(8)	3
Tax effect	(108)	(74)
Financial instruments designated as hedging instruments, at fair value, ending balance	230	23
Total holders of the parent
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(968)	(149)
Financial instruments – purchases	(323)	(134)
Change in fair value of financial instruments recognized in OCI	2,663	(2,117)
Amount reclassified from OCI to profit or loss	1,787	1,196
Foreign currency revaluation of the net foreign operations	(3,588)	(176)
Effects of changes in foreign exchange rates	105	42
Tax effect	(201)	370
Financial instruments designated as hedging instruments, at fair value, ending balance	$ (525)	$ (968)